UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2007

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		08/14/2007
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 34
Form 13F Information Table Value Total: 2,542,629,000
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
Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
ABB Ltd	SPONSORED 				ADR			000375204	5,650 		250,000 	x				 				250,000
Alcatel-Lucent					SPONSORED ADR		013904305	37,746 		2,696,109 	x				 				2,696,109
Applied Matls Inc				CALL			038222905	50 		10,000 		x				 				10,000
Applied Matls Inc				COM			038222105	166,219 	8,365,348 	x				 				8,365,348
ASML Hldg NV					N Y SHS			N07059111	16,421 		598,200 	x				 				598,200
Countrywide Financial Corp			PUT			222372954	495 		5,500 		x				 				5,500
Cisco Sys Inc					COM			17275R102	606,782 	21,787,500 	x				 				21,787,500
Cisco Sys Inc					CALL			17275R902	125 		25,000 		x				 				25,000
Commercial Veh Group Inc			COM			202608105	1,465 		78,633 		x				 				78,633
Crown Castle Intl Corp				COM			228227104	36,723 		1,012,500 	x				 				1,012,500
Daimlerchrysler AG				ORD			D1668R123	236,139 	2,544,733 	x				 				2,544,733
Dobson Communications Corp			CL A			256069105	42,773 		3,849,942 	x				 				3,849,942
Ericsson L M TEL CO				ADR B SEK 10		294821608	13,962 		350,000 	x				 				350,000
Ford Mtr Co Del					CALL			345370900	3,250 		57,000 		x				 				57,000
Ford Mtr Co Del					COM PAR $0.01		345370860	30,615 		3,250,000 	x				 				3,250,000
General Electric Co				COM			369604103	364,533 	9,522,800 	x				 				9,522,800
Goodyear Tire & Rubr Co				COM			382550101	182,984 	5,264,200 	x				 				5,264,200
Hercules Inc					COM			427056106	983 		50,000 		x				 				50,000
Ishares Tr					PUT			464287955	1,025 		5,000 		x				 				5,000
Isle of Capri Casinos Inc			COM			464592104	2,971 		124,000 	x				 				124,000
Juniper Networks Inc				COM			48203R104	49,082 		1,950,000 	x				 				1,950,000
LSI Logic Corp					COM			502161102	43,038 		5,730,760 	x				 				5,730,760
MGM Mirage					COM			552953101	2,062 		25,000 		x				 				25,000
Microsoft Corp					COM			594918104	73,675 		2,500,000 	x				 				2,500,000
Oracle Corp					COM			68389X105	501,620 	25,450,000 	x				 				25,450,000
Pinnacle Entmt Inc				COM			723456109	704 		25,000 		x				 				25,000
Pioneer Cos Inc					COM NEW			723643300	4,146 		120,624 	x				 				120,624
Powershares QQQ Trust				CALL			73935A904	3,465 		145,000 	x				 				145,000
Qimonda AG					SPONSORED ADR		746904101	16,895 		1,093,500 	x				 				1,093,500
SBA Communications Corp 			COM			78388J106	15,116 		450,000 	x				 				450,000
Time Warner Cable Inc				CL A			88732J108	2,604 		66,485 		x				 				66,485
United Technologies Corp			COM			913017109	78,342 		1,104,500 	x				 				1,104,500
Virgin Media Inc				*W EXP 99/99/999	92769L119	89 		237,059 	x				 				237,059
Washington Mut Inc				PUT			939322953	525 		5,000 		x				 				5,000


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